Note 15 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
NOTE 15.	CASH AND CASH EQUIVALENTS

[US$ thousands]	As of December 31,
Cash and cash equivalents	2019	2020
Restricted cash	216	280
Cash and cash equivalents	139,271	133,888
Total	139,487	134,168

Restricted cash

Restricted cash is related to employee payroll tax withholdings for Norwegian employees, which are held in restricted deposit accounts under applicable regulations. The Group considers these balances to be cash equivalents because the related liabilities are settled from these accounts on a continuous basis.